Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PUTNAM DIVERSIFIED INCOME TRUST
Entity Central Index Key	0000836622
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class A
Trading Symbol	PDINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	0.98%
[1]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Putnam Diversified Income Trust returned 6.28%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	6.28	2.70	2.93
Class A (with sales charge)	2.03	1.87	2.51
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,027,601,655
Holdings Count | $ / shares	823
Advisory Fees Paid, Amount	$ 5,456,523
Investment Company Portfolio Turnover	549.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class C
Trading Symbol	PDVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$177	1.72%
[3]
Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Putnam Diversified Income Trust returned 5.68%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	5.68	1.97	2.32
Class C (with sales charge)	4.78	1.97	2.32
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,027,601,655
Holdings Count | $ / shares	823
Advisory Fees Paid, Amount	$ 5,456,523
Investment Company Portfolio Turnover	549.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class M
Trading Symbol	PDVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class M	$127	1.23%
[5]
Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class M shares of Putnam Diversified Income Trust returned 6.04%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class M	6.04	2.45	2.67
Class M (with sales charge)	2.60	1.78	2.33
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,027,601,655
Holdings Count | $ / shares	823
Advisory Fees Paid, Amount	$ 5,456,523
Investment Company Portfolio Turnover	549.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class R
Trading Symbol	PDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$112	1.09%
[7]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Putnam Diversified Income Trust returned 6.19%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	6.19	2.47	2.69
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,027,601,655
Holdings Count | $ / shares	823
Advisory Fees Paid, Amount	$ 5,456,523
Investment Company Portfolio Turnover	549.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class R6
Trading Symbol	PDVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$64	0.62%
[9]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Putnam Diversified Income Trust returned 6.83%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	6.83	3.07	3.29
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,027,601,655
Holdings Count | $ / shares	823
Advisory Fees Paid, Amount	$ 5,456,523
Investment Company Portfolio Turnover	549.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Diversified Income Trust
Class Name	Class Y
Trading Symbol	PDVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$75	0.73%
[11]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class Y shares of Putnam Diversified Income Trust returned 6.64%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class Y	6.64	2.97	3.19
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,027,601,655
Holdings Count | $ / shares	823
Advisory Fees Paid, Amount	$ 5,456,523
Investment Company Portfolio Turnover	549.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.